Fair value measurements (Details) - EBP 010 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 757,876,032	$ 690,883,865
Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	350,602,752	322,899,889
Common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	21,634,975	33,639,899
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	385,638,305	334,344,077
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	372,237,727	356,539,788
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	350,602,752	322,899,889
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	21,634,975	33,639,899
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	350,602,752	322,899,889
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	350,602,752	322,899,889
Level 1 | Common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	21,634,975	33,639,899
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	21,634,975	33,639,899
NAV | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 385,638,305	$ 334,344,077